General and administrative expenses	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
General and administrative expenses

Note 23 - General and administrative expenses

	01/01 to 12/31/2020	01/01 to 12/31/2019	01/01 to 12/31/2018
Personnel expenses	(25,158)	(28,415)	(24,846)
Compensation	(10,212)	(9,548)	(10,226)
Employees’ profit sharing	(4,224)	(5,183)	(4,425)
Welfare benefits	(4,059)	(3,856)	(3,764)
Provision for labor claims and dismissals	(2,922)	(5,640)	(2,907)
Payroll charges	(3,330)	(3,276)	(3,011)
Share-based payment (Note 20)	(241)	(242)	(226)
Training	(107)	(178)	(253)
Other	(63)	(492)	(34)
Administrative expenses	(16,904)	(15,912)	(17,268)
Third party services	(5,148)	(4,571)	(4,482)
Data processing and telecommunications	(3,983)	(4,278)	(4,273)
Installations	(2,005)	(2,068)	(3,306)
Advertising, promotions and publicity	(1,095)	(1,325)	(1,419)
Financial services expenses	(915)	(798)	(790)
Security	(730)	(744)	(754)
Transportation	(347)	(364)	(350)
Materials	(321)	(330)	(339)
Travel expenses	(84)	(240)	(232)
Other (1)	(2,276)	(1,194)	(1,323)
Depreciation and Amortization	(5,064)	(4,630)	(3,332)
Other expenses	(17,081)	(12,055)	(12,092)
Selling – credit cards	(4,391)	(4,958)	(4,285)
Claims losses	(778)	(825)	(675)
Loss on sale of other assets, fixed assets and investments in associates and joint ventures	(683)	(719)	(632)
Provision for lawsuits civil (Note 29)	(1,080)	(848)	(464)
Provision for tax and social security lawsuits	(191)	(1,898)	(328)
Refund of interbank costs	(270)	(307)	(272)
Impairment (2)	(6,201)	(233)	(168)
Other	(3,487)	(2,267)	(5,268)

Total	(64,207)	(61,012)	(57,538)

(1)	At 12/31/2020 comprises R$ (1,047) related to donations for the initiative “Todos pela Saúde” (All for Health) (Note 33a).
(2)	The effects of impairment of goodwill and intangible assets of Itaú Corpbanca, net of tax effects and ownership interest of non-controlling shareholders total R$ (1,452).